Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income tax
Non-PRC	$ 76,859	$ 146,723	$ 138,908
PRC	(338,961)	(103,886)	(223,395)
(Loss) income before income taxes	$ (262,102)	$ 42,837	$ (84,487)